Annual Total Returns[BarChart] - Invesco Ultra Short Duration ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.04%	1.51%	1.36%	0.78%	1.03%	1.80%	1.92%	2.17%	3.36%	1.86%